Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 12,015,206	$ 401,712	$ 13,103,808
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.00%	0.00%	0.00%	0.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.55%	4.55%	4.55%	4.35%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 8,080,200		$ 7,780,552
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 3,935,006		$ 5,323,256